Finance Income and Finance Costs - Summary of Finance Income and Finance Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Interest income:
Financial assets measured at amortized cost	¥ 47,679	¥ 46,862	¥ 39,645
Financial assets measured at fair value through other comprehensive income	249	323
Financial assets measured at fair value through profit or loss	1,484	1,433	1,546
Total	49,412	48,618	41,191
Interest expense:
Financial liabilities measured at amortized cost	(15,624)	(13,217)	(12,970)
Other	(9,065)
Total	(24,689)	(13,217)	(12,970)
Dividends, received:
Financial assets measured at fair value through other comprehensive income	5,169	5,056	4,708
Financial assets measured at fair value through profit or loss	25	21	15
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(19,270)	(54,897)	67,132
Gains (losses) on foreign exchange	(24,942)	31,266	(69,197)
Other	6,373	7,331	2,893
Total	(32,645)	(11,223)	5,551
Total finance income and finance costs	¥ (7,922)	¥ 24,178	¥ 33,772